OTHER PAYABLES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Other Liabilities Disclosure [Abstract]
OTHER PAYABLES

NOTE 5 – OTHER PAYABLES

As of June 30, 2026 and December 31, 2025, the Company reported $36,030 and $80,589 as its other payables, respectively. Other payables mainly consist of amounts due for professional services, including audit, legal, and financial reporting and filing services.

NOTE 4 – OTHER PAYABLES

As of December 31, 2025 and 2024, the Company reported $80,589 and $98,536 as its other payables, respectively. The other payables mainly consist of payables for professional services, including audit, legal, and financial statement filing services.